Litigations - Judicial deposits (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 1,326	$ 1,215
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	1,052	945
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	116	123
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	142	134
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	16	13
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 1,326	$ 1,215